Income Tax - Schedule of Income Tax Expense (Details) (20-F) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Major components of tax expense (income) [abstract]
Loss before income tax expense			$ (6,425,604)	$ (5,463,872)	$ (8,403,826)
Tax at the Australian tax rate of 27.50% (2018: 27.50% and 2017: 28.50%)			$ (1,767,041)	$ (1,502,565)	$ (2,311,052)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income			27.50%	27.50%	28.50%	28.50%
Share-based payments expense			$ 92,153	$ 35,650	$ 33,079
Research and development tax incentive			541,596	148,346	108,163
Other non-deductible items			590	1,509	1,257
Other assessable items					81,155
Income tax expenses before unrecognized tax losses			(1,132,702)	(1,317,060)	(2,087,398)
Difference in overseas tax rates			41,009	67,557	(96,775)
Under /(over) provision			1,126,722	(268,092)	(75,054)
Temporary differences not recognized			(121,965)
Research and development tax credit			(238,084)	(82,322)	(69,619)
Tax losses not recognized			325,020	1,599,917	2,328,846
Income tax expense